STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 52,337,158	$ 51,086,289	$ (71,049,371)
Other comprehensive income, net of tax of nil:
Unrealized gains for investment in preferred shares of a private entity	13,765,098
Foreign currency translation adjustment	(2,119,684)	17,532,967	1,828,717
Comprehensive income (loss)	63,982,572	68,619,256	(69,220,654)
Less: Comprehensive income (loss) attributable to non-controlling interests	12,269,668	(404,808)	(14,124,962)
Comprehensive income (loss) attributable to E-House shareholders	$ 51,712,904	$ 69,024,064	$ (55,095,692)